Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2018 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		¥ (926,950)	$ (134,820)	¥ (918,714)	¥ (253,567)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		3,851	560	288,763
Loss from investment in subsidiaries		(1,710)	(249)	4,890
Prepaid expenses and other current assets		(92,291)	(13,420)	(30,222)	3,139
Other non-current assets		(4,286)	(623)	(7,480)	(914)
Accrued expenses and other current liabilities		214,697	31,226	164,245	35,710
Net cash generated from operating activities		180,543	26,260	819,538	89,272
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(4,352,103)	(632,987)	(2,139,097)	(858,500)
Disposal of short-term investments		3,708,810	539,424	1,931,027	757,500
Net cash used in investing activities		(1,186,721)	(172,602)	(615,895)	(117,695)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties		253,672	36,895	7,944	(276)
Payment for share repurchase					(24,000)
Proceeds from initial public offering, net of issuance cost of 80,128	¥ 1,109,517	1,109,517	161,373
Capital contribution from Series B and B+ convertible redeemable preferred shareholders				732,709
Net cash generated from financing activities		1,587,343	230,869	341,472	47,080
Effect of exchange rate changes		108,186	15,735	(8,759)
Net increase in cash and cash equivalents		689,351	100,262	536,356	18,657
Cash and cash equivalents at beginning of the year		559,459	81,370	23,103	4,446
Cash and cash equivalents at end of the year		1,248,810	181,632	559,459	23,103
Parent Company
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss		(926,886)	(134,810)	(918,714)	(253,567)
Adjustments to reconcile net loss to net cash generated from operating activities:
Share-based compensation		3,851	560	288,763
Loss from investment in subsidiaries		1,032,235	150,132	813,313	253,563
Amounts due to subsidiaries		(185,537)	(26,985)	(751,735)
Prepaid expenses and other current assets		(19,276)	(2,804)
Other non-current assets		11,228	1,633
Accrued expenses and other current liabilities		4,231	615	75	¥ 4
Net cash generated from operating activities		(80,154)	(11,659)	(568,298)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments		(814,539)	(118,470)
Disposal of short-term investments		396,852	57,720
Net cash used in investing activities		(417,687)	(60,750)
CASH FLOWS FROM FINANCING ACTIVITIES
Amounts due from related parties		245,654	35,729
Payment for share repurchase		(33,971)	(4,941)
Proceeds from initial public offering, net of issuance cost of 80,128		1,109,517	161,373
Capital contribution from Series B and B+ convertible redeemable preferred shareholders				732,709
Net cash generated from financing activities		1,321,200	192,161	732,709
Effect of exchange rate changes		107,510	15,637	(8,759)
Net increase in cash and cash equivalents		930,869	135,389	155,652
Cash and cash equivalents at beginning of the year		155,652	22,639
Cash and cash equivalents at end of the year		¥ 1,086,521	$ 158,028	¥ 155,652